United States

Securities and Exchange Commission

Form 12b-25

SEC File No. 333-39208

CUSIP No. 12615U 10 5

NOTIFICATION OF LATE FILING

(Check One): _ Form 10-K; __ Form 20-F; __ Form 11-K; _X_ Form 10-Q; __Form 10-D; __ Form N-SAR; __ Form N-CSR

For Period Ended: December 31, 2011

_ Transition report on Form 10-K

_ Transition Report on Form 20-F

_ Transition Report on Form 11-K

_ Transition Report on Form 10-Q

_ Transition Report on Form N-SAR

For the Transition Period Ended: ___________________________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates.

----------------------------------------------------------------------

PART I: - REGISTRANT INFORMATION

COL China Online International Inc.

----------------------------------------------------------------------

Full Name of Registrant

N/A

----------------------------------------------------------------------

Former Name if Applicable

3176 South Peoria Court, Suite 100

Aurora, Colorado 80014

----------------------------------------------------------------------

Address of Principal Executive Office (Street and Number)

City, State and Zip Code

PART II - RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

X

(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day after the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Because of the difficulties encountered by the Company in coordinating the schedules of the various parties who contribute to the filing of the Company’s Quarterly Report on Form 10-Q regarding the quarter ended September 30, 2010 (the “Form 10-Q”), the Company was late in finalizing its accounts and the Form 10-Q and, therefore, the Form 10-Q could not be timely filed without unreasonable effort or expense.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

Chi Keung Wong		86 021 64479982
(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such reports(s) been filed? If answer is no, identity report(s)

X Yes __ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

_X_Yes __ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The registrant anticipates a decreases in comprehensive income of approximately $24,983 and $50,221 for the three and six months ended December 31, 2011, respectively, as compared with the three and six months ended December 31, 2010 because the exchange rate between the US$ and the Rmb was comparatively stable during the period ended December 31, 2010.

----------------------------------------------------------------------

COL CHINA ONLINE INTERNATIONAL INC.

Name of Registrant as Specified in Charter

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: _February 17, 2012_	By:/s/ Chi Keung Wong
Chi Keung Wong, Chief Executive Officer and Chief Accounting Officer